Bank Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Bank Borrowings

17. Bank Borrowings

The following table presents bank borrowings as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025

Current portion:
Short-term borrowings[1]	5,594	170,408
Non-current portion:
Long-term borrowings[2]	-	89,590

1	As of December 31, 2024 and 2025, the Group had short-term borrowings primarily from banks with terms within one year and charged interest rates were 9% per annum for 2024 and ranged from 9% to 13% per annum for 2025. As of December 31, 2024 and 2025, the weighted average interest rate of these borrowings was 9% and 12% per annum, respectively. The borrowings are denominated in IDR and PHP.

2	As of December 31, 2025, the Group had a long-term borrowing from a financial institution assumed from the business combination with Fundo (Note 3). The interest rates were 13.04% per annum per annum for 2025. The borrowings are primarily denominated in AUD.

As of December 31, 2025, the loan is repayable in 36 months following the date of the first advance. The principal amount of RMB89.6 million is due for repayment on April 24, 2028.